LVIP ClearBridge Appreciation Fund Investment Objectives and Goals - LVIP ClearBridge Appreciation Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	LVIP ClearBridge Appreciation Fund (Standard and Service Class)Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the LVIP ClearBridge Appreciation Fund (the “Fund”) is to seek long-term appreciation of capital.